Contingencies (Details) $ in Thousands		12 Months Ended
	Apr. 21, 2017 USD ($) item	Dec. 31, 2017 USD ($) item
Contingencies
Damages awarded to plaintiff | $	$ 50,000
Number of asserted patent infringements awarded | item	1
Number of alleged patent infringements asserted | item		2
Federal Cartel Office investigation
Contingencies
Provision for legal proceedings | $		$ 0